INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of composition of intangible assets

	2022			2021
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(6)	9	15	(5)	10
Onerous concession	14	(10)	4	13	(8)	5
Assets of concession	23,813	(10,258)	13,555	21,476	(9,669)	11,807
Assets of concession - GSF	1,032	(200)	832	1,032	(66)	966
Others	92	(77)	15	78	(74)	4
	24,966	(10,551)	14,415	22,614	(9,822)	12,792
In progress	206	-	206	161	-	161
Net intangible assets	25,172	(10,551)	14,621	22,775	(9,822)	12,953

Schedule of changes in intangible assets

	2021	Additions	Disposals	Amortization	Transfers (1)	2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Others	4	13	-	(3)	1	15
	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206
Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	-	-	(1)	2	10
Onerous concession	6	-	-	(1)	-	5
Assets of concession	11,674	-	(23)	(757)	913	11,807
Assets of concession - GSF	-	1,032	-	(66)	-	966
Others	8	-	-	(4)	-	4
	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	-	-	(3)	161
Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)	The transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	-	-	-	1	9
Onerous concession	7	-	-	(1)	-	6
Assets of concession	11,517	-	(24)	(738)	919	11,674
Others	10	-	-	(5)	3	8
	11,542	-	(24)	(744)	923	11,697
In progress	82	41	-	-	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810
(1)	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
(2)	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.

Schedule of amortization rates

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.00% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.06%	8.81%	3.33%	3.91%	15.82%

Schedule of power plant

Power Plant	Intangible assets - Right to extension of concession	End of concession	Extension in years	New end of concession
CEMIG Geração Camargos	9	01/05/2046	7	01/03/2053
CEMIG Geração Itutinga	8	01/05/2046	7	01/03/2053
CEMIG Geração Leste	-
Dona Rita	-	07/03/2046	4	07/19/2050
Ervalia	-	07/03/2046	0.8	04/19/2047
Neblina	-	07/03/2046	0.8	04/19/2047
Peti	-	01/05/2046	7	01/03/2053
Sinceridade	-	07/03/2046	0.7	03/12/2047
Tronqueiras	-	01/05/2046	1	12/26/2046
CEMIG Geração Oeste	-
Cajuru (CEMIG)	-	01/05/2046	7	01/03/2053
CEMIG Geração Salto Grande	40	01/05/2046	7	01/03/2053
CEMIG Geração Sul	2
Coronel Domiciano	-	07/03/2046	0.8	04/11/2047
Joasal	-	01/05/2046	7	01/03/2053
Marmelos	-	01/05/2046	7	01/03/2053
Paciencia	-	01/05/2046	7	01/03/2053
Piau	1	01/05/2046	7	01/03/2053
CEMIG Geração Três Marias	116	01/05/2046	7	01/03/2053
CEMIG Poço Fundo	1	05/29/2045	7	05/27/2052
CEMIG PCH (Pai Joaquim)	-	04/04/2032	0.4	09/14/2032
Horizontes	-
Machado Mineiro	-	07/08/2025	1.9	05/21/2027
Rosal	9	05/08/2032	3.6	12/13/2035
Sá Carvalho	40	12/01/2024	1.7	08/27/2026
Total	226
Nova Ponte	256	07/23/2025	2.1	08/11/2027
Irapé	105	02/28/2035	2.6	09/18/2037
Power Plant	Intangible assets - Right to extension of concession	End of concession	Extension in years	New end of concession
Queimado	19	12/18/2032	1.8	06/26/2034
Sao Bernardo (CEMIG)	1	08/19/2025	1.9	06/27/2027
Emborcação	426	07/23/2025	1.8	05/26/2027
Total CEMIG GT	807
Total (R$)	1,033

Schedule of power plant offer for tender

CEMIG Geração - Plant re-offered for tender	Amount
São Simão	783
Miranda	145
Jaguara	237
Volta Grande	157
Total	1,322